Intangible Assets And Liabilities	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets And Liabilities

NOTE 6 – INTANGIBLE ASSETS AND LIABILITIES

Intangible assets as of June 30, 2022 and December 31, 2021 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2021	$195,854	$(95,432)	$100,422
Amortization for the period	—	(12,430)	(12,430)
Favorable lease terms June 30, 2022	$195,854	$(107,862)	$87,992

Amortization expense of favorable lease terms for each of the periods ended June 30, 2022 and 2021 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Favorable lease terms	$(5,565)	$(292)	$(12,430)	$(583)
Total	$(5,565)	$(292)	$(12,430)	$(583)

The aggregate amortization of the intangibles for the 12-month periods ending June 30, is estimated to be as follows:

Period	Amount
2023	$18,483
2024	18,156
2025	17,702
2026	11,180
2027 and thereafter	22,471
Total	$87,992

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 5.9 years for the remaining favorable lease terms.

Intangible liabilities as of June 30, 2022 and December 31, 2021 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2021	$231,019	$(108,538)	$122,481
Amortization for the period	—	(39,426)	(39,426)
Unfavorable lease terms June 30, 2022	$231,019	$(147,964)	$83,055

Amortization income of unfavorable lease terms for each of the periods ended June 30, 2022 and 2021 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Unfavorable lease terms	$17,587	$42,026	$39,426	$42,026
Total	$17,587	$42,026	$39,426	$42,026

The aggregate amortization of the intangible liabilities for the 12-month periods ending June 30 is estimated to be as follows:

Period	Amount
2023	$44,586
2024	16,792
2025	12,204
2026	9,473
Total	$83,055

Intangible liabilities subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 2.7 years for the remaining unfavorable lease terms.